Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net
7	Intangible assets, net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2022	2023
	US$	US$
Copyright for teaching materials	120	120
Computer software	5	5
Total	125	125
Less: Accumulated amortization	(21)	(33)
Intangible assets, net	104	92

For the years ended December 31, 2021, 2022 and 2023, amortization expenses amounted toUS$5, US$12 and US$13 respectively. For the years ended December 31, 2021, 2022 and 2023, there is no intangibles impairment to be recognized.

7Intangible assets, net (Continued)

As of December 31, 2023, amortization expense of intangible assets for future years is expected to be as follows:

Amortization
Expense
US$
2024	12
2025	12
2026	12
2027	12
2028 and thereafter	44
92